ACQUISITIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Acquisitions
	(1)	(2)	(3)
(in thousands)	Kaizen Inc.	The Humble Flower Co.	The Hacienda Company, LLC	Total
CONSIDERATION
Contingent Payment	$50	$44	$-	$94
Cash			4,019	4,019
Transaction costs			428	428
Note payable and other obligations	200	65	2,178	2,443
Fair value of subordinate voting shares	62	55	34,358	34,475
Total consideration	$312	$164	$40,983	$41,459

PURCHASE PRICE ALLOCATION
Assets Acquired
Inventories	$-	$6	$3,300	$3,306
Accounts receivable - net	-	-	1,312	1,312
Other tangible assets	-	-	741	741
Intangible assets - brands and tradenames	104	80	36,362	36,546
Intangible assets - technology and know-how	208	78	-	286
Liabilities assumed
Payables and other liabilities	-	-	(732)	(732)
Total identifiable net assets	312	164	40,983	41,459

Fair value of net assets acquired	$312	$164	$40,983	$41,459

		(2)
	(1)	The Humble
(in thousands)	Kaizen Inc.	Flower Co.	Total
CONSIDERATION
Contingent Payment	$50	$44	$94
Note Payable	200	65	265
Fair value of subordinate voting shares	62	55	117
Total consideration	$312	$164	$476

PURCHASE PRICE ALLOCATION
Assets Acquired
Inventories	$-	$6	$6
Intangible assets - brands and trademarks	104	80	184
Intangible assets - technology and know-how	208	78	286
Liabilities assumed
Notes payable	-	-	-
Total identifiable net assets	312	164	476

Noncontrolling interest	-	-	-

Fair value of net assets acquired	$312	$164	$476